As filed with the Securities and Exchange Commission on August 27, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 – June 30, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

Lisanti Small
Cap Growth Fund
Semi Annual Report
June 30, 2020
(Unaudited)

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2020
1
Dear Shareholder,
The performance of smaller growth stocks over the first half of 2020 has been a “V” — a very sharp drop, followed by an equally strong rebound. For the first quarter of 2020, the Russell 2000 Growth Index (the
“index”) declined 25.76%, as the coronavirus pandemic caused the economy to shut down. The Index staged a very strong recovery in the second quarter, rising 30.58%. Swift action by the Federal Reserve to provide the system with liquidity, and strong consumer and business financial support from the Federal Government, cushioned to some extent the short-term impact of the coronavirus on the economy, and the economy began to re-open. The Lisanti Small Cap Growth Fund (“Fund”) outperformed its benchmark, returning 8.41% net versus -3.48 % for the Index. During the six-month period, the Consumer Discretionary, Financials and
Information Technology sectors were of most benefit to the Fund, while Energy and Real Estate detracted from performance.
As the effects of the Coronavirus on the economy began to become clearer, the market bifurcated: those companies that were perceived to be beneficiaries of the “shelter in place” orders outperformed, while those that were perceived to be victims of these orders declined precipitously. As the economy began to reopen, the market broadened out to include some of the more economically challenged sectors; however, the companies viewed as winners in this pandemic continued to outperform.
We have been through six crises/recessions in our working career, starting with the 1980-1981 period, when Q2 of 1980 GDP declined 6% as the Federal Government and the Federal Reserve began to seriously battle inflation. (In that situation, the economy recovered in Q4 of 1980, only to slip back again in 1981 as the Federal Reserve took interest rates to 21%). The current crisis has similarities with a number of them, but also differences. From our past experience with economic crises, we believe all of them have had these commonalities:
1) When the Government and the Federal Reserve want a particular outcome, they usually get it—although it may take longer and be messier than the investors like. (Our observation is that getting a large number of people to work together is a messy, difficult task and watching it unfold can be nerve-wracking.)
2) Human emotions go through a cycle—disbelief, disregard, shock, fear, and, ultimately, despair, before coming out the other side. The financial markets also go through a similar cycle, which requires time and tends to create volatility.

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2020
2
We are particularly focused on companies that will benefit from the social and economic trends that, based on our research, we believe will accelerate as a result of the pandemic and be lasting:
A More Digital World: We believe that the pandemic caused many companies and consumers to move many aspects of their business processes/lives online. For businesses, we saw a swift pivot to digital marketing, with virtual training and sales calls becoming a fact of life. For consumers, ordering everything online became an essential part of life, particularly in the more populated cities or for those individuals deemed at higher risk. Companies that benefit from that theme range from retailers that are digitally focused, such as
Williams Sonoma, Crocs, and Deckers Outdoor Corp., to companies that enable businesses to function in a digital, remote world, such as Five9 and Fastly.
Life in a More Uncertain World: We believe that many consumers will feel a bit more insecure for quite a long time, given how the pandemic has unfolded. That gives rise to certain changes in consumer behavior:
for instance, a desire to have more control of their environment, which gives rise to demand for recreational vehicles; an increasing focus on eating in or ordering in, as opposed to eating out in restaurants, which should be of benefit to companies such as Hain Celestial Group and WingStop; an increased focus on individual health, which should benefit companies such as Livongo Health, and an increased focus on saving money, which should be of benefit to companies such as GreenDot.
A Return to Home Ownership: We believe that the ability to “work from anywhere” and the significant negative impact of the pandemic on highly populated cities might create demand for single family houses in less densely populated areas. This would benefit homebuilders such as KB Home; decking companies such as
Trex and The Azek Company, and mattress and furniture retailers such as Sleep Number and Restoration
Hardware. The complete holdings list for the Fund begins on page six.
To date, in this crisis, there are some significant differences. The average American has been, to date, offered an enormous amount of financial support. In 2008-2009, when the small business owner and his/
her employees lost their jobs, they stood a good chance of losing their home as well. While the government saved the large financial institutions, the average American, particularly those whose fate was tied to small businesses, did not receive nearly as much assistance as they are in this situation. We might be naive, but we believe that this assistance might ultimately help consumer confidence in this crisis. Additionally, most of the financial support is being given to those with a propensity to spend—lower income Americans and small
3) In every crisis, there is a part of the economy that is secularly disadvantaged and does not recover until it restructures, cut costs, etc. In 2000-2003, it was technology; in 2008-2009, it was housing and banks; in this crisis, it appears to be those industries related to leisure activities that will be impacted by the virus—airlines, hotels, restaurants, etc. The important point, in our opinion, is that other parts of the economy continued to grow, and eventually offset the decline of these industries—the economy adapted and recovered, regardless.

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2020
3
businesses. This argues, to us, for a recovery in consumer spending when we get to the other side of this crisis. That is assuming, of course, that it continues.
This crisis/recession may be more like the ones in the 1970s and 1980s than more recent crises/
recessions—in those earlier recessions, if your capital structure was not conservative, you risked going bankrupt. Depending upon how long the economic shutdown lasts, an individual company’s balance sheet—
how much debt and how much cash it had—may be the critical factor in success or failure. Can the economy survive? History would argue it can not only survive, but can flourish: in 1975 it was W. T. Grant. Grant was the 17th largest retailer in the United States, with 1200 stores. It was the largest retailing bankruptcy in U.S.
history and second only to Penn Central Corporation in size. (source: Wikipedia). In 1982, Wickes Company filed for bankruptcy, surpassing W.T. Grant as the largest retailing bankruptcy in U.S. history. Wickes was a retailing conglomerate that had under its umbrella Builders Emporium, at the time one of the largest home improvement centers in the country (source: New York Times). Despite the loss of thousands of jobs, the economy moved on. The recovery was uneven—“wavy”, as one of my friends likes to say—but it continued
to recover, and eventually flourished.
In retrospect, though, every crisis we have seen has presented us with great buying opportunities. We believe that this current crisis is no different—it has presented us with opportunities to purchase companies at prices that may prove to be, in retrospect, great values. Those opportunities presented themselves in both the more cyclical areas of the economy, as well as the more secularly advantaged parts of the economy.
We find ourselves “back in the old days”, to some extent. . .many companies have eliminated “guidance”
given the pandemic. But they are more than willing to talk in qualitative terms about their businesses.
We developed our analytical research skills during the era when “guidance” did not exist; one of the most important skills in that era was the ability to translate qualitative statements into quantitative inputs into a company’s P&L. We confess, we actually prefer this environment, because we believe that, in order to accurately judge the rate at which a company can grow its earnings, there are many qualitative questions that must be answered. Companies are more willing to talk about their business plans and answer these qualitative questions now, as they work through them, and we find it extremely valuable input. Based on our research, we believe that a number of our portfolio holdings will come through this pandemic stronger, in a position to either see an acceleration in their growth rates as we move through the pandemic, or in a position to garner improved economics as we return to the “new normal”. As you know, we have been fans of smaller, entrepreneurial companies for many decades, but we find ourselves amazed at how quickly many of these companies have pivoted their businesses to adapt to the new environment, and are finding ways to flourish in the most difficult of circumstances. It is an education to speak with them, and to learn from them. You, our investors, make that possible, and we thank you for that opportunity.
As we look to the remainder of 2020 and into 2021, we see an economic and political backdrop that is far more nuanced than it was even a few months ago. We expect there to be a recovery; however, we do expect it to be “wavy,” and for some companies the earnings recovery will come in 2021, while for some companies and sectors it may not appear until 2023. If this thesis is correct, we believe it provides a great backdrop for an active manager. We continue to believe the environment will be “confusing” as the cyclical and secular

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2020
4
trends intersect; we expect the market to be volatile at times, particularly as we approach the Presidential election and the timeline for a vaccine. We also continue to expect more dispersion among returns from individual stocks, which we believe will make 2020 (once again) a stock picker’s market. As you know, our process is focused on identifying those companies whose returns are being driven by secular, structural, and transformative changes. We continue to remain prudent by focusing on reducing the volatility and earnings variability in the portfolio and on companies that are able to grow sales and earnings as a result of secular trends, structural changes where management is consolidating an industry or improving efficiency and stocks that are trading at a reasonable multiple to earnings growth.
We continue to work hard on your behalf; we thank you for your investment in the Fund and the opportunity to do so.
All of us at Lisanti Capital Growth wish that you and yours stay safe and well through this situation.
Sincerely,
Mary Lisanti, CFA
President & Portfolio Manager
IMPORTANT RISKS AND DISCLOSURES
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The
Fund invests in smaller companies, which carry greater risk than is associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general. Investments in technology companies are vulnerable to factors affecting that sector, such as dependency on consumer and business acceptance as new technology evolves. Investments in the Industrial sector can be significantly affected by business cycle fluctuations, worldwide economy growth, government and corporate spending and others. Investments in Health-Care companies may be affected by government regulations and government health-care programs, changes in the cost of medical products and services, limited product lines, product liability claims, and patent protection, among other factors.
The views in this report were those of the Fund manager as of June 30, 2020, and may not necessarily reflect her views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.
Although the Fund manager believes she has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. All current and future holdings of the Fund are subject to risk and are subject to change.

Lisanti Small Cap Growth Fund
PERFORMANCE CHART AND ANALYSIS
June 30, 2020
5
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Lisanti Small Cap Growth Fund (the “Fund”) compared with the performance of the benchmark, Russell 2000
Growth Index (“Russell 2000 Growth”), over the past ten fiscal years. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Lisanti Small Cap Growth Fund vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results.
Current performance may be
lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.98%.
However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35%, through April 30, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current
Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 30 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (800) 441-7031.
Average Annual Total Returns
Periods Ended June 30, 2020 One Year Five Year Ten Year
Lisanti Small Cap Growth Fund 9.04% 10.06% 15.12%
Russell 2000 Growth Index 3.48% 6.86% 12.92%

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2020
6
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 94.6%
Communication Services - 3.0%
12,600 Cardlytics, Inc.
(a)
$ 881,748
19,370 EverQuote, Inc., Class A
(a)
1,126,559
2,008,307
Consumer Discretionary - 17.5%
33,030 Crocs, Inc.
(a)
1,216,165
4,750 Deckers Outdoor Corp.
(a)
932,852
10,790 Floor & Decor Holdings, Inc.,
Class A
(a)
622,043
7,990 Fox Factory Holding Corp.
(a)
660,054
20,290 KB Home 622,497
10,435 Ollie's Bargain Outlet Holdings,
Inc.
(a)
1,018,978
9,110 Peloton Interactive, Inc.
(a)
526,285
2,365 RH
(a)
588,649
11,645 Sleep Number Corp.
(a)
484,898
5,875 Tempur Sealy International, Inc.
(a)
422,706
12,720 Texas Roadhouse, Inc. 668,690
4,740 TopBuild Corp.
(a)
539,270
11,875 Vroom, Inc.
(a)
619,163
3,805 Williams-Sonoma, Inc. 312,048
5,025 Wingstop, Inc. 698,324
15,865 Winnebago Industries, Inc. 1,056,926
21,120 YETI Holdings, Inc.
(a)
902,458
11,892,006
Consumer Staples - 3.8%
2,930 Beyond Meat, Inc.
(a)
392,561
18,860 BJ's Wholesale Club Holdings,
Inc.
(a)
702,912
10,475 Freshpet, Inc.
(a)
876,339
19,095 The Hain Celestial Group, Inc.
(a)
601,684
2,573,496
Energy - 0.7%
11,775 Diamondback Energy, Inc. 492,430
Financial Services - 1.7%
7,583 Kinsale Capital Group, Inc. 1,176,957
Financials - 3.7%
16,550 Green Dot Corp., Class A
(a)
812,274
13,345 Palomar Holdings, Inc.
(a)
1,144,467
4,690 Primerica, Inc. 546,854
2,503,595
Health-Care - 21.8%
8,350 ACADIA Pharmaceuticals, Inc.
(a)
404,725
17,590 AtriCure, Inc.
(a)
790,671
8,540 Biohaven Pharmaceutical Holding
Co., Ltd.
(a)
624,359
26,720 CareDx, Inc.
(a)
946,690
5,465 Deciphera Pharmaceuticals, Inc.
(a)
326,370
Shares Security Description Value
Health-Care - 21.8% (continued)
17,230 Horizon Therapeutics PLC
(a)
$ 957,643
11,660 Inari Medical, Inc.
(a)
564,810
2,820 iRhythm Technologies, Inc.
(a)
326,810
6,045 Karuna Therapeutics, Inc.
(a)
673,776
18,110 Livongo Health, Inc.
(a)
1,361,691
18,645 Momenta Pharmaceuticals, Inc.
(a)
620,319
13,235 Natera, Inc.
(a)
659,897
6,860 Nevro Corp.
(a)
819,564
22,225 Pacira BioSciences, Inc.
(a)
1,166,146
2,670 Penumbra, Inc.
(a)
477,449
3,855 Quidel Corp.
(a)
862,518
6,530 Repligen Corp.
(a)
807,173
9,345 SI-BONE, Inc.
(a)
148,959
16,525 STAAR Surgical Co.
(a)
1,016,949
7,045 Tandem Diabetes Care, Inc.
(a)
696,891
29,675 TG Therapeutics, Inc.
(a)
578,069
14,831,479
Health-Care Biotechnology - 0.3%
10,535 Karyopharm Therapeutics, Inc.
(a)
199,533
Health-Care Services - 0.7%
2,540 Amedisys, Inc.
(a)
504,292
Industrials - 18.4%
25,605 Advanced Drainage Systems, Inc. 1,264,887
8,680 Alaska Air Group, Inc. 314,737
12,850 Astec Industries, Inc. 595,083
30,695 Builders FirstSource, Inc.
(a)
635,386
10,450 Casella Waste Systems, Inc.
(a)
544,654
7,960 Generac Holdings, Inc.
(a)
970,563
22,120 JetBlue Airways Corp.
(a)
241,108
5,515 John Bean Technologies Corp. 474,400
14,325 Knight-Swift Transportation
Holdings, Inc. 597,496
12,100 Kornit Digital, Ltd.
(a)
645,898
9,308 Mercury Systems, Inc.
(a)
732,167
16,655 Patrick Industries, Inc. 1,020,119
2,095 Proto Labs, Inc.
(a)
235,625
4,675 RBC Bearings, Inc.
(a)
626,637
11,435 SiteOne Landscape Supply, Inc.
(a)
1,303,247
26,515 The AZEK Co., Inc.
(a)
844,768
5,515 Trex Co., Inc.
(a)
717,336
9,585 XPO Logistics, Inc.
(a)
740,441
12,504,552
Information Technology - 17.9%
9,705 Bill.com Holdings, Inc.
(a)
875,488
8,415 Blackline, Inc.
(a)
697,688
5,775 Cabot Microelectronics Corp. 805,843
22,640 Cerence, Inc.
(a)
924,618
28,450 Cloudflare, Inc., Class A
(a)
1,022,778

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2020
7
See Notes to Financial Statements.
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Information Technology - 17.9% (continued)
10,435 Enphase Energy, Inc.
(a)
$ 496,393
13,425 Fastly, Inc., Class A
(a)
1,142,870
10,265 II-VI, Inc.
(a)
484,713
11,585 Impinj, Inc.
(a)
318,240
31,095 Lattice Semiconductor Corp.
(a)
882,787
17,900 MACOM Technology Solutions
Holdings, Inc.
(a)
614,865
2,535 Monolithic Power Systems, Inc. 600,795
4,250 Power Integrations, Inc. 502,053
5,000 SolarEdge Technologies, Inc.
(a)
693,900
2,510 The Trade Desk, Inc., Class A
(a)
1,020,315
13,340 Upland Software, Inc.
(a)
463,698
7,100 Varonis Systems, Inc.
(a)
628,208
12,175,252
Real Estate - 1.0%
10,095 QTS Realty Trust, Inc., Class A
REIT 646,989
Technology - 4.1%
15,205 Advanced Energy Industries, Inc.
(a)
1,030,747
3,855 Five9, Inc.
(a)
426,633
5,785 Inphi Corp.
(a)
679,737
7,310 Q2 Holdings, Inc.
(a)
627,125
2,764,242
Total Common Stock (Cost $52,628,495) 64,273,130
Investments, at value - 94.6% (Cost
$52,628,495) $ 64,273,130
Other Assets & Liabilities, Net - 5.4% 3,690,367
Net Assets - 100.0% $ 67,963,497
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 64,273,130
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 64,273,130
PORTFOLIO HOLDINGS
% of Total Investments
Communication Services 3.1%
Consumer Discretionary 18.5%
Consumer Staples 4.0%
Energy 0.8%
Financial Services 1.8%
Financials 3.9%
Health-Care 23.1%
Health-Care Biotechnology 0.3%
Health-Care Services 0.8%
Industrials 19.5%
Information Technology 18.9%
Real Estate 1.0%
Technology 4.3%
100.0%

Lisanti Small Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020
8
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $52,628,495) $ 64,273,130
Cash 3,532,426
Receivables:
Fund shares sold 90,325
Investment securities sold 639,165
Dividends and interest 11,401
Prepaid expenses 12,227
Total Assets
68,558,674
LIABILITIES
Payables:
Investment securities purchased 496,783
Fund shares redeemed 17,413
Accrued Liabilities:
Investment adviser fees 31,858
Trustees’ fees and expenses 246
Fund services fees 12,508
Other expenses 36,369
Total Liabilities
595,177
NET ASSETS
$ 67,963,497
COMPONENTS OF NET ASSETS
Paid-in capital $ 57,249,830
Distributable earnings 10,713,667
NET ASSETS
$ 67,963,497
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 2,880,878
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 23.59
* Shares redeemed or exchanged within 30 days of purchase are charged a 1.00% redemption fee.

Lisanti Small Cap Growth Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2020
9
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 54,851
Interest income 3,114
Total Investment Income
57,965
EXPENSES
Investment adviser fees 239,896
Fund services fees 126,632
Shareholder service fees 63,130
Custodian fees 2,801
Registration fees 13,196
Professional fees 22,073
Trustees' fees and expenses 2,520
Other expenses 21,164
Total Expenses 491,412
Fees waived
(150,506)
Net Expenses
340,906
NET INVESTMENT LOSS
(282,941)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (341,034)
Net change in unrealized appreciation (depreciation) on investments
6,150,384
NET REALIZED AND UNREALIZED GAIN
5,809,350
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 5,526,409

Lisanti Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
10
See Notes to Financial Statements.
For the Six
Months
Ended
June 30, 2020
For the Year
Ended
December 31,
2019
OPERATIONS
Net investment loss $ (282,941) $ (529,405)
Net realized gain (loss) (341,034) 2,271,514
Net change in unrealized appreciation (depreciation) 6,150,384 7,315,554
Increase in Net Assets Resulting from Operations
5,526,409 9,057,663
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (1,076,692)
CAPITAL SHARE TRANSACTIONS
Sale of shares 20,236,929 14,463,091
Reinvestment of distributions – 998,703
Redemption of shares
(8,438,125) (6,607,821)
Redemption fees
792 1,741
Increase in Net Assets from Capital Share Transactions
11,799,596 8,855,714
Increase in Net Assets
17,326,005 16,836,685
NET ASSETS
Beginning of Period
50,637,492 33,800,807
End of Period
$ 67,963,497 $ 50,637,492
SHARE TRANSACTIONS
Sale of shares 976,791 683,112
Reinvestment of distributions – 46,734
Redemption of shares
(422,869) (311,546)
Increase in Shares
553,922 418,300

Lisanti Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
11
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
June 30, 2020
For the Years Ended December 31,
2019 2018 2017 2016 2015
NET ASSET VALUE,
Beginning of Period
$ 21.76 $ 17.71 $ 18.81 $ 18.74 $ 17.75 $ 18.73
INVESTMENT OPERATIONS
Net investment loss (a) (0.12) (0.25) (0.21) (0.33) (0.25) (0.32)
Net realized and
unrealized gain (loss)
1.95 4.78 (0.12) 5.43 1.55 0.28(b)
Total from Investment
Operations
1.83 4.53 (0.33) 5.10 1.30 (0.04)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (0.48) (0.77) (5.03) (0.31) (0.94)
Total Distributions to
Shareholders
– (0.48) (0.77) (5.03) (0.31) (0.94)
REDEMPTION FEES(a)
0.00(c) 0.00(c) 0.00(c) 0.00(c) 0.00(c) 0.00(c)
NET ASSET VALUE, End of
Period
$ 23.59 $ 21.76 $ 17.71 $ 18.81 $ 18.74 $ 17.75
TOTAL RETURN
8.41%(d) 25.62% (1.90)% 27.78% 7.32% (0.18)%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period
(000s omitted) $ 67,963 $ 50,637 $ 33,801 $ 13,919 $ 24,022 $ 32,809
Ratios to Average Net
Assets:
Net investment loss (1.12)%(e) (1.20)% (1.02)% (1.61)% (1.49)% (1.65)%
Net expenses 1.35%(e) 1.35% 1.37% 1.80% 1.80% 1.80%
Gross expenses (f) 1.94%(e) 1.98% 2.32% 3.15% 2.48% 2.26%
PORTFOLIO TURNOVER
RATE 193%(d) 252% 220% 294% 268% 196%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2020
12
Organization
The Lisanti Small Cap Growth Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on February 27, 2004. The Fund seeks maximum capital appreciation. Prior to
February 1, 2018, the Fund was named Dinosaur Lisanti Small Cap Growth Fund.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services –
Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of
Trustees if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2020
13
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2020, for the Fund’s investments is included in the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2020
14
on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a
U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
June 30, 2020, there are no uncertain tax positions that would require financial statement recognition, de-
recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s balance sheet.
Redemption Fees – A shareholder who redeems or exchanges shares within 30 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations.
The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of June 30, 2020, the Fund had $3,282,426 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2020
15
Fees and Expenses
Investment Adviser – Lisanti Capital Growth, LLC (the “Adviser”) is the investment adviser to the Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.
Shareholder Service Plan – The Trust has adopted a shareholder service plan for the Fund under which the
Fund may reimburse the Fund’s administrator for amounts paid by the administrator for providing shareholder service activities that are not otherwise provided by the transfer agent. The Fund’s administrator may make such payments to various financial institutions, including the Adviser, that provide shareholder servicing to their customers invested in the Fund in amounts of up to 0.25% annually of the average daily net assets of the Fund.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The
Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-
of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35% through April 30, 2021. Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may only be raised or eliminated with the consent of the Board and voluntary fee waivers may be reduced or eliminated at any time. For the period ended June 30, 2020 , fees waived were as follows:

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2020
16
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement to exceed the lesser of (i) the then-current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2020, $461,442 is subject to recapture by the Adviser.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2020, totaled $105,330,287 and $96,412,873, respectively.
Federal Income Tax
As of June 30, 2020, the cost of investments for federal income tax purposes is $52,628,495 and the components of net unrealized appreciation consists of:
As of December 31, 2019, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.
For tax purposes, the prior year post October loss was $ 1 (realized during the period November 1, 2019 through December 31, 2019 ). This loss was recognized for tax purposes on the first business day of the
Fund’s current fiscal year, January 1, 2020.
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 80,863 $ 69,643 $ 150,506
Gross Unrealized Appreciation $ 12,121,360
Gross Unrealized Depreciation (476,725)
Net Unrealized Appreciation $ 11,644,635
Undistributed Ordinary Income
$ 1,052
Undistributed Long-Term Gain
23,820
Capital and Other Losses
(1)
Net Unrealized Appreciation
5,162,387
Total
$ 5,187,258

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2020
17
Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund's investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION
June 30, 2020
18
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800)
441-7031 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 441-7031 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.
Actual Expenses –
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes –
The second line of the table below provides information
about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION
June 30, 2020
19
of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.
Beginning
Account Value
January 1, 2020
Ending
Account Value
June 30, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,084.10 $ 7.00 1.35%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.15 $ 6.77 1.35%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 366 to reflect the half-year period.

Lisanti Small Cap Growth Fund
P.O. Box 588
Portland, ME 04112
(800) 441-7031
www.lisantismallcap.com
Investment Adviser
Lisanti Capital Growth, LLC
475 Park Avenue South, 9th Floor
New York, NY 10016
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general
information of the shareholders of the
Fund. It is not authorized for distribution
to prospective investors unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
risks, objectives, fees and expenses, experience
of its management and other information.
228 - SAR - 0620

Semi-Annual Report
JUNE 30, 2020
( Unaudited )

Table of Contents
A Message to Our Shareholders 1
Performance Chart and Analysis 7
Schedule of Investments 8
Statement of Assets and Liabilities 11
Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 14
Notes to Financial Statements 15
Additional Information 20

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2020
Dear Fellow Shareholder,
In the first six months of 2020, global markets ricocheted from the depths of a bear market in March to new highs in the second quarter, noted for the biggest quarterly gain in 11 years (based on the MSCI World Index). Recapping this whipsaw of activity starts with news of the novel coronavirus, which resulted in a global economic shutdown the likes of which is rarely seen in modern economic history. Then oil prices collapsed as demand weakened and Saudi Arabia-Russia output negotiations broke off – creating a “perfect storm” of oversupply with falling demand. Most global equity markets declined in excess of -20% from their peak by March; the MSCI World Index was just one example.
By late-April, crude oil prices rose as the feared supply glut didn’t come to fruition. Many countries began easing lockdown restrictions and allowing resumption of critical businesses, carefully navigating a post COVID-19 reality. Investors eagerly anticipated additional government stimulus programs and business reopening. For the month, the MSCI World Index gained
10.92%; most U.S. indices climbed notably higher as well. The rally continued into May, as countries further relaxed
COVID-19 restrictions. Results were more tempered however, with only single-digit gains as unemployment concerns weighed against treatment breakthroughs and vaccine prospects. June was unpredictable, with drastic highs and lows, ending the month up 2.65% for the MSCI World Index.
In this six-month period, the Polaris Global Value Fund (the “Fund”) was down -19.01% versus the MSCI World Index
(the “benchmark”), which dropped -5.77%. Much of this underperformance was due to a few holdings, such as U.K.
homebuilders and U.S. oil refiners, that declined precipitously in the first quarter of 2020 only to recover some ground in the second. Polaris’ proactive approach at the outset of the pandemic (selling richly valued companies at a profit and raising cash) allowed the Fund to redeploy that cash in late March to invest in higher quality companies on Polaris’
watchlist; immense volatility brought the likes of Fresenius SE, a European hospital group; industrials Bunzl PLC, a British commercial distributor; Finnish pulp/paper capital equipment supplier, Valmet OYJ; and U.S.-based companies, Crocs,
Inc., Darden Restaurants and Laboratory Corp. of America into the “value” price range. These additions proved fruitful in the second quarter, with each up in excess of 30%.
The dramatic global market tumult of 2020 overshadowed any other news; as a result, we failed to mention in the quarterly commentaries that Polaris was the recipient of a 2020 Refinitiv Lipper Fund Award. The Polaris Global Value Fund posted the strongest risk-adjusted returns in the global multi-cap value fund category for the 10-year period through November 30,
2019. In the Lipper Global Multi-Cap Value Fund Universe, a total of 51 funds over a 10-year period were eligible for this category distinction. The Fund has been recognized with Lipper Awards many times in the past, including 2014, 2015, 2016,
2017, 2018 and 2019, entering the rankings for 3-, 5- and 10-year periods.
*Inception-to-date (Inception 7/31/1989)
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Returns for more than one year are annualized. Investment return and
2020 Annualized As of  June 30, 2020
YTD Q II Q I 1 Yr 3 Yrs 5 Yrs 10 Yrs 15 Yrs 20 Yrs ITD
Polaris Global Value Fund -19.01% 18.66% -31.75% -12.67% -1.68% 2.29% 8.98% 5.28% 7.32% 8.54%
MSCI World Index, net dividends reinvested -5.77% 19.36% -21.05% 2.84% 6.70% 6.90% 9.95% 6.55% 4.32% 6.48%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2020
principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call (888) 263-5594. As stated in the current prospectus, the Fund’s total annual operating expense ratio is 1.23%. The Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) has been reduced to 0.99% through April
30, 2021. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% fee. Fund performance returns shown do not reflect this fee; if reflected, the returns would have been lower. Short-term performance is not a good indication of the Fund's future performance, and an investment should not be made based solely on returns.
SIX MONTH PERFORMANCE ANALYSIS:
During the six-month period, we reduced portfolio weightings in companies more sensitive to the downturn. Companies deemed less susceptible to market volatility were not reduced during this period; yet many of these did not prove to be defensive safe havens as expected. The global market downturn left no sector unscathed, as the Fund’s holdings in both cyclical and defensive sectors were in negative territory. The only exception was health care, an expected winner during the COVID-19 pandemic. The Fund’s significant overweight and underperformance in financials accounted for nearly half of the Fund’s losses. At the country level, double-digit gains in Italy, China, Finland, Chile and Taiwan could not offset declines in the U.S. and U.K.
Substantial flows into the safest debt instruments drove interest rates, from Treasury bills to 30-year government bonds, to less than 1% on March 9, 2020. In an effort to coordinate central bank rates with these extreme market rates, the U.S.
Federal Reserve cut interest rates to essentially zero and launched a purchase program, buying Treasuries and mortgage-
backed securities whose prices were subject to potential drops in value. Bank stocks dropped sharply on expectations of lower interest margins and higher credit losses due to higher unemployment and companies likely entering financial distress. Capital One Financial Corp. declined on market projections for consumer credit losses. Webster Financial noted
contracting net interest margins and higher provisions for loan losses despite a solid loan portfolio. JP Morgan Chase is among the largest banks in the world, with notable profitability. The company faced pressure on the asset side due to lower fee-based wealth management services, but may gain some of it back on the banking side due to market volatility and trading. One encouraging industry trend is that many companies are drawing down approved credit lines, which will increase loan balances. Higher loan balances will increase banks’ interest income, while increased refinance activity will help some banks’ fee income. It is also worth noting that the vast majority of U.S. banks are better capitalized and less reliant on short-term funding than in 2008; therefore, banks will likely withstand this event-driven recession.
While lower interest rates hurt U.S. banks, lower oil prices in March/April hampered a number of other banks in the portfolio. Banks from oil exporting countries, such as SpareBank 1 SR and DNB ASA from Norway, and Bancolombia in
Colombia, declined. When oil and energy prices started trending back up in late April, the banks started to slowly recoup their losses, with double-digit gains for the Norwegian institutions.
The same trend was noted in the energy and materials sectors. U.S. refiner Marathon Petroleum declined initially due to a refinery fire, followed by projections of minimal fuel demand. The $22 billion sale of Marathon’s Speedway gas station business to Seven & i Holdings was also cancelled. Marathon bounced back in the second quarter, but the marked losses

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2020
of the first quarter have yet to be fully regained. Canadian methanol producer, Methanex, reduced output as demand for methanol declined. The company stopped production at two plants without take-or-pay contracts in Trinidad and Chile; the company also halted its Geismer 3 expansion project and other capital expenditures. In the second quarter, Methanex was up nearly 50%, but still needed to make up ground for the first quarter plummet.
The consumer discretionary sector had some of the best and worst performers of the entire portfolio. U.K. homebuilders,
Bellway PLC and Taylor Wimpey, were punished in the first quarter as the U.K. lockdown shuttered construction sites and home sales; both homebuilders withdrew guidance and cancelled dividends. Skittish investors oversold the stocks only to see them both modestly recover in the second quarter. Apparel retailer Next PLC closed stores temporarily, in line with all other retailers; the company also shut down its online, warehouse and distribution operations to protect staff. At the other end of the spectrum was a fleet of new buys. U.S. footwear company, Crocs, Inc., up 99% as management indicated a faster than anticipated recovery in certain regional stores, while digital sales were robust in youth and Star Wars products. Crocs also outlined its COVID-19 safety efforts at distribution centers, while shoring up balance sheets and reducing capital expenditures in the near term. Zhongsheng Group Holdings, one of the largest Chinese car dealerships, gained 30% on great secular tailwinds in luxury car sales, aftermarket products and dealer services. Darden Restaurants raised equity to weather the downturn, providing updates on improving weekly cash burn rates and better sales trend in its “To-Go only” dining.
Dometic Group, an equipment supplier for the RV and marine markets, was up more than 30% on strong demand as people sought out alternative vacation plans.
Beyond the homebuilders, a number of other detractors were bunched in the U.K., with theater operator Cineworld Group
PLC, sandwich maker Greencore Group and Babcock International, the engineering services firm that supports local defense, emergency services and civil nuclear sectors, down on short-term COVID-19 concerns. Cineworld was impacted by protracted movie theatre reopening. Babcock’s divisions were declared COVID-19 critical; however, profits declined due to new distancing requirements on worksites. Greencore announced first half results, noting a material decline in the food-to-go category as most of their output is sold near offices where people are not currently working. The company offered some insight into improving sales and volumes month over month; however, it will be a slightly longer recovery than anticipated.
On the positive side: nearly one quarter of portfolio companies had gains, many of which were new buys over the past six months, including the aforementioned consumer discretionary holdings. However, the top overall contributor was long-time holding, Trevi Finanziaria. The Italian engineering and foundation driller struggled in recent years due to weakness in end markets and an ill-fated venture into the oil drilling sector. The company underwent a complete financial and operational restructuring, in which Polaris played an instrumental role. With a recapitalized balance sheet and more disciplined management focus, the business may be better positioned for the current environment and well placed when demand improves. Microsoft Corp. gained more than 27% during the six-month period, as the company capitalized on changing global dynamics. The IT company saw increased demand for fee-based software and cloud services (Azure) in the work-
at-home/online education movement.
A number of new buys not yet mentioned were in the healthcare sector. With inklings of a COVID-19 crisis unfolding in the months of December 2019 and January 2020, Polaris identified medical testing companies as critical in diagnosing potential spread of the virus. The portfolio added to our long-standing investment, Quest Diagnostics, and purchased Laboratory

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2020
Corp of America early in the first quarter of 2020. These investments advanced 30%+ in the second quarter. Another recent addition, Germany’s Fresenius SE generated robust returns as the company increased its supply of essential drugs through
Fresenius Kabi, and hospital chain Fresenius Helios shared mask purification methods.
The following table shows the Fund’s asset allocation at June 30, 2020.
Table may not cross foot due to rounding.
INVESTMENT ENVIRONMENT AND STRATEGY:
At the beginning of the COVID-19 crisis, we pro-actively increased our cash position, quickly disbursing that money to new investments that further diversify the portfolio. We purchased fundamentally-strong, but severely depressed companies, some down 50% or more, that we believe might recover and advance over a two- to four-year time horizon. Returns of that nature would likely meet Polaris’ investment objectives. The lion’s share of new investments was made in sectors like retail and healthcare, which may rebound in the near term, thereby balancing the portfolio for potential short-term and long-term gains.
Much will depend on the path of the coronavirus, as we expect two or three waves of infection in the coming months.
Preparedness is on the rise, with greater ability and capacity within the healthcare and immunology systems worldwide. We must also consider human behavior in estimating any recovery; can the coronavirus mandated work-from-home habits and consumption patterns, formed over these past months, revert back to the norm? How long will that take?
While we can’t predict the macro-economic impact as we enter each new wave of the coronavirus pandemic, we can prepare for it and work through it with careful stock research, cash generation and opportunistic buys. We expect that portfolio turnover could be higher than normal over this period, as our research screens and subsequent due diligence lead us to invest in companies that have long been on our watchlist, but out of reach due to valuation. Simultaneously, we will be keeping a close eye on certain industries (i.e. global insurers, U.S. banks) that may face potential headwinds in the COVID-19 era.
MSCI
World
Index
Portfolio
Weight Energy Utilities Materials Industrials
Consumer
Discretionary
Consumer
Staples
Health
Care Financials
Info.
Tech.
Telecom
Services
Real
Estate Cash
N. America
68.7%
37.8% 1.2% 2.0% 1.0% 3.0% 7.5% 1.8% 4.2% 12.1% 4.0% 1.0% 0.0% 0.0%
Japan
8.0%
4.4% 0.0% 0.0% 0.8% 0.0% 1.1% 1.0% 0.0% 0.9% 0.0% 0.6% 0.0% 0.0%
Other Asia
3.6%
12.4% 0.0% 0.0% 0.0% 1.2% 2.9% 1.0% 0.0% 2.3% 3.8% 1.2% 0.0% 0.0%
Europe &
Middle East
17.6%
33.6% 0.0% 0.0% 8.7% 7.8% 6.7% 1.7% 2.2% 3.3% 0.0% 3.2% 0.0% 0.0%
Scandinavia
2.2%
10.2% 0.0% 0.0% 1.4% 3.1% 1.7% 0.0% 0.0% 3.9% 0.0% 0.0% 0.0% 0.0%
Africa & S.
America
0.0%
1.1% 0.0% 0.0% 1.1% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
Cash
0.0%
0.7% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.7%
Portfolio Totals 100.0% 1.2% 2.0% 13.0% 15.1% 19.8% 5.5% 6.4% 22.6% 7.8% 6.0% 0.0% 0.7%
MSCI World Weight 3.2% 3.3% 4.3% 10.1% 11.0% 8.3% 14.1% 12.6% 21.3% 8.8% 3.0% 0.0%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2020
Although the news of an effective vaccine could dramatically shift the new economic demand and supply curves, absent this, we expect the global economy to re-open slowly, in measured phases, a subsequent recession and eventual recovery beginning in 2021. As such, we are being nimble in our approach, structuring the portfolio accordingly.
Sincerely,
Bernard R. Horn, Jr., Shareholder and Portfolio Manager
As of June 30, 2020 , the Fund’s largest equity holdings and the percentages they represent in the Fund’s portfolio market value were as follows and are subject to change:
The Fund’s annual performance as compared to the benchmark has been as follows:
Historical Calendar Year Annual Returns (years ended December 31)
Percentage of
Issuer Total Market Value
TREVI - Finanziaria Industriale SpA 1.9%
Tyson Foods, Inc., Class A 1.8%
Crocs, Inc. 1.8%
Linde PLC 1.6%
Samsung Electronics Co., Ltd. 1.5%
Percentage of
Issuer Total Market Value
Microsoft Corp. 1.5%
SKF AB, Class B 1.5%
Magna International, Inc. 1.5%
Zhongsheng Group Holdings, Ltd. 1.4%
Svenska Handelsbanken AB, Class A 1.4%
Polaris Global Value MSCI World Index
2019 22.79% 27.67%
2018 -12.66% -8.71%
2017 20.61% 22.40%
2016 11.67% 7.51%
2015 1.55% -0.87%
2014 3.68% 4.94%
2013 36.94% 26.68%
2012 21.00% 15.83%
2011 -8.16% -5.54%
2010 20.64% 11.76%
2009 35.46% 29.99%
2008 -46.19% -40.71%
2007 -3.97% 9.04%
2006 24.57% 20.07%
2005 10.52% 9.49%
Polaris Global Value MSCI World Index
2004 23.63% 14.72%
2003 47.06% 33.11%
2002 3.82% -19.89%
2001 2.21% -16.82%
2000 -5.82% -13.18%
1999 16.50% 24.94%
1998 -8.85% 24.34%
1997 34.55% 15.76%
1996 23.34% 13.48%
1995 31.82% 20.72%
1994 -2.78% 5.08%
1993 25.70% 22.50%
1992 9.78% -5.23%
1991 17.18% 18.28%
1990 -11.74% -17.02%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2020
IMPORTANT INFORMATION
The Fund invests in securities of foreign issuers, including issuers located in countries with emerging capital markets.
Investments in such securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets. These risks are greater for emerging markets. Options trading involves risk and is not suitable for all investors. Fund performance includes reinvestment of dividends and capital gains. During the period, some of the Fund’s fees were waived or expenses reimbursed. In the absence of these waivers and reimbursements, performance figures would be lower.
On June 1, 1998, a limited partnership managed by the adviser reorganized into the Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the
Fund. The Fund’s performance for the periods before June 1, 1998 is that of the limited partnership and includes the expenses of the limited partnership. If the limited partnership’s performance had been readjusted to reflect the second year expenses of the Fund, the Fund’s performance for all the periods would have been lower. The limited partnership was not registered under the Investment Company Act of 1940 and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.
Past performance is no guarantee of future results. The Refinitiv Lipper Fund Awards are based on the Lipper Leader for
Consistent Return rating, which is a risk-adjusted performance measure calculated over 36, 60 and 120 months. The fund with the highest Lipper Leader for Consistent Return (Effective Return) value in each eligible classification wins the Lipper
Fund Award. The Refinitiv Lipper Fund Awards, granted annually, highlight funds and fund companies that have excelled in delivering consistently strong risk-adjusted performance relative to their peers. Additional information is available at www.
lipperfundawards.com.
The MSCI World Index, net dividends reinvested measures the performance of a diverse range of global stock markets in the United States, Canada, Europe, Australia, New Zealand and the Far East. The MSCI World Index is unmanaged and includes reinvestment of dividends after deduction of withholding taxes. One cannot invest directly in an index or an average. The views in this letter were those of the Fund manager as of June 30, 2020 and may not reflect the views of the manager after the publication date. These views are intended to assist shareholders of the Fund in understanding their investment and do not constitute investment advice.

Polaris Global Value Fund
PERFORMANCE CHART AND ANALYSIS
JUNE 30, 2020
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Polaris
Global Value Fund (the “Fund”) compared with the performance of the benchmark, MSCI World Index, over the past ten fiscal years. The MSCI World
Index captures large and mid cap representation across 23 developed markets countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
Kingdom and the United States. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Polaris Global Value Fund vs. MSCI World Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.23%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.99%, through April 30, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the
Board of Trustees. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes. For the most recent month-end performance, please call (888)
263-5594 or visit www.polarisfunds.com.
Average Annual Total Returns
Periods Ended June 30, 2020 One Year Five Year Ten Year
Polaris Global Value Fund -12.67% 2.29% 8.98%
MSCI World Index 2.84% 6.90% 9.95%

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
8
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 99.2%
Austria - 0.8%
78,000 ANDRITZ AG
(a)
$ 2,839,308
Belgium - 1.1%
48,370 Solvay SA, Class A 3,872,530
Canada - 3.4%
113,379 Magna International, Inc. 5,049,274
192,237 Methanex Corp. 3,469,215
77,210 The Toronto-Dominion Bank 3,445,900
11,964,389
Chile - 1.1%
343,500 Antofagasta PLC 3,990,717
China - 2.6%
2,196,000 Weichai Power Co., Ltd. 4,091,380
903,000 Zhongsheng Group Holdings, Ltd. 4,998,219
9,089,599
Colombia - 1.0%
540,300 Bancolombia SA 3,450,559
Finland - 0.9%
113,195 Valmet OYJ 2,954,264
France - 4.9%
45,200 Cie Generale des Etablissements
Michelin SCA 4,689,227
98,173 Imerys SA 3,346,421
66,707 IPSOS 1,671,280
88,229 Publicis Groupe SA 2,855,798
48,400 Vinci SA 4,458,945
17,021,671
Germany - 8.1%
46,900 BASF SE 2,628,283
250,942 Deutsche Telekom AG 4,213,492
80,400 Fresenius SE & Co. KGaA
(a)
3,985,332
27,800 Hannover Rueck SE 4,791,186
74,600 HeidelbergCement AG 3,984,473
78,516 LANXESS AG
(a)
4,142,468
17,400 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 4,523,614
28,268,848
India - 0.7%
267,440 Infosys, Ltd., ADR 2,583,470
Ireland - 1.6%
1,419,141 Greencore Group PLC 2,212,141
51,800 Ryanair Holdings PLC, ADR
(a)
3,436,412
5,648,553
Shares Security Description Value
Italy - 1.9%
230,850,169 TREVI - Finanziaria Industriale
SpA
(a)
$ 6,639,618
Japan - 4.3%
97,300 Asahi Group Holdings, Ltd. 3,402,684
351,000 Daicel Corp. 2,707,877
75,700 KDDI Corp. 2,267,319
56,000 Sony Corp. 3,829,627
106,400 Sumitomo Mitsui Trust Holdings, Inc. 2,980,875
15,188,382
Norway - 3.9%
325,096 DNB ASA
(a)
4,292,845
464,337 SpareBank 1 SR-Bank ASA
(a)
3,372,084
167,854 Sparebanken Vest 1,088,189
142,100 Yara International ASA 4,929,450
13,682,568
Puerto Rico - 1.2%
113,000 Popular, Inc. 4,200,210
Singapore - 1.0%
232,535 United Overseas Bank, Ltd. 3,375,562
South Korea - 6.5%
15,800 Hyundai Mobis Co., Ltd. 2,522,010
91,800 Kia Motors Corp. 2,446,016
55,500 KT&G Corp. 3,608,181
403,515 LG Uplus Corp. 4,092,682
117,222 Samsung Electronics Co., Ltd. 5,145,547
103,000 Shinhan Financial Group Co., Ltd. 2,461,862
32,300 SK Hynix, Inc. 2,285,181
22,561,479
Sweden - 5.4%
399,900 Dometic Group AB
(a)(b)
3,585,204
226,600 Duni AB, Class A 2,371,005
121,003 Loomis AB
(a)
2,890,608
271,900 SKF AB, Class B 5,052,423
522,733 Svenska Handelsbanken AB,
Class A
(a)
4,961,313
18,860,553
Switzerland - 1.7%
18,444 Chubb, Ltd. 2,335,379
43,000 Novartis AG 3,740,630
6,076,009
Taiwan - 0.9%
429,000 Catcher Technology Co., Ltd. 3,227,914
Thailand - 0.7%
992,300 Siam Commercial Bank PCL 2,327,647

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
9
See Notes to Financial Statements.
Shares Security Description Value
United Kingdom - 13.4%
256,200 Amcor PLC $ 2,615,802
708,411 Babcock International Group PLC 2,722,912
141,171 Bellway PLC 4,453,592
173,300 Bunzl PLC 4,651,185
186,100 Capri Holdings, Ltd.
(a)
2,908,743
3,198,175 Cineworld Group PLC 2,399,116
99,100 Coca-Cola European Partners PLC 3,742,016
397,847 Inchcape PLC 2,415,565
25,313 Linde PLC 5,369,141
244,800 Mondi PLC 4,581,827
72,228 Next PLC 4,380,020
814,559 Signature Aviation PLC 2,340,614
2,534,262 Taylor Wimpey PLC 4,477,933
47,058,466
United States - 32.1%
10,651 AbbVie, Inc. 1,045,715
59,200 ALLETE, Inc. 3,232,912
125,750 Ameris Bancorp 2,966,443
8,400 Anthem, Inc. 2,209,032
65,000 Arrow Electronics, Inc.
(a)
4,464,850
87,200 Avnet, Inc. 2,431,572
103,900 Brookline Bancorp, Inc. 1,047,312
14,800 Cambridge Bancorp 876,752
60,200 Capital One Financial Corp. 3,767,918
49,451 Carter's, Inc. 3,990,696
169,774 Colony Bankcorp, Inc. 1,998,240
165,876 Crocs, Inc.
(a)
6,107,554
51,300 Darden Restaurants, Inc. 3,887,001
103,600 Delta Air Lines, Inc. 2,905,980
99,900 Dime Community Bancshares, Inc. 1,371,627
162,100 Franklin Resources, Inc. 3,399,237
27,167 General Dynamics Corp. 4,060,380
213,000 H&R Block, Inc. 3,041,640
207,000 Hewlett Packard Enterprise Co. 2,014,110
133,463 International Bancshares Corp. 4,273,485
51,300 JPMorgan Chase & Co. 4,825,278
270,000 L Brands, Inc. 4,041,900
24,800 Laboratory Corp. of America
Holdings
(a)
4,119,528
28,000 M&T Bank Corp. 2,911,160
108,182 Marathon Petroleum Corp. 4,043,843
25,100 Microsoft Corp. 5,108,101
15,744 NextEra Energy, Inc. 3,781,236
50,700 Premier Financial Corp. 895,869
40,733 Quest Diagnostics, Inc. 4,641,933
105,300 Tyson Foods, Inc., Class A 6,287,463
8,568 UnitedHealth Group, Inc. 2,527,132
63,651 Verizon Communications, Inc. 3,509,080
Shares Security Description Value
United States - 32.1% (continued)
103,938 Webster Financial Corp. $ 2,973,666
103,211 WESCO International, Inc.
(a)
3,623,738
112,382,383
Total Common Stock (Cost $379,977,710) 347,264,699
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,451 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$999,139) $ 0.01 05/05/25 85,245
Investments, at value - 99.2% (Cost $380,976,849) $ 347,349,944
Other Assets & Liabilities, Net - 0.8% 2,840,341
Net Assets - 100.0% $ 350,190,285
ADR American Depositary Receipt
PCL Public Company Limited
PLC Public Limited Company
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A under the
Securities Act of 1933. At the period end, the value of these securities amounted to $3,585,204 or 1.0% of net assets.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
10
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Austria $ 2,839,308 $ – $ – $ 2,839,308
Belgium 3,872,530 – – 3,872,530
Canada 11,964,389 – – 11,964,389
Chile 3,990,717 – – 3,990,717
China 9,089,599 – – 9,089,599
Colombia 3,450,559 – – 3,450,559
Finland 2,954,264 – – 2,954,264
France 17,021,671 – – 17,021,671
Germany 28,268,848 – – 28,268,848
India 2,583,470 – – 2,583,470
Ireland 5,648,553 – – 5,648,553
Italy 6,639,618 – – 6,639,618
Japan 15,188,382 – – 15,188,382
Norway 13,682,568 – – 13,682,568
Puerto Rico 4,200,210 – – 4,200,210
Singapore 3,375,562 – – 3,375,562
South Korea 22,561,479 – – 22,561,479
Sweden 18,860,553 – – 18,860,553
Switzerland 6,076,009 – – 6,076,009
Taiwan 3,227,914 – – 3,227,914
Thailand – 2,327,647 – 2,327,647
United Kingdom 47,058,466 – – 47,058,466
United States 112,382,383 – – 112,382,383
Warrants 85,245 – – 85,245
Investments at Value $ 345,022,297 $ 2,327,647 $ – $ 347,349,944
PORTFOLIO HOLDINGS
% of Total Investments
Communication Services 6.1%
Consumer Discretionary 19.9%
Consumer Staples 5.5%
Energy 1.2%
Financials 22.7%
Health Care 6.4%
Industrials 15.2%
Information Technology 7.9%
Materials 13.1%
Utilities 2.0%
Warrants 0.0%
100.0%

Polaris Global Value Fund
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2020
See Notes to Financial Statements.
* Shares redeemed or exchanged within 180 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $380,976,849) $ 347,349,944
Cash 2,167,050
Receivables:
Fund shares sold 82,519
Dividends and interest 957,535
Prepaid expenses 32,474
Total Assets
350,589,522
LIABILITIES
Payables:
Fund shares redeemed 77,377
Accrued Liabilities:
Investment adviser fees 218,803
Trustees’ fees and expenses 77
Fund services fees 28,907
Other expenses 74,073
Total Liabilities
399,237
NET ASSETS
$ 350,190,285
COMPONENTS OF NET ASSETS
Paid-in capital $ 379,537,389
Distributable earnings (29,347,104)
NET ASSETS
$ 350,190,285
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 15,596,133
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 22.45

Polaris Global Value Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2020
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $(478,217) $ 4,834,250
Interest income 18,947
Total Investment Income
4,853,197
EXPENSES
Investment adviser fees 1,875,771
Fund services fees 245,907
Custodian fees 42,291
Registration fees 11,660
Professional fees 32,373
Trustees' fees and expenses 7,710
Other expenses 124,107
Total Expenses 2,339,819
Fees waived
(482,814)
Net Expenses
1,857,005
NET INVESTMENT INCOME
2,996,192
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
320,512
Foreign currency transactions
(10,442)
Net realized gain
310,070
Net change in unrealized appreciation (depreciation) on:
Investments
(95,570,430)
Foreign currency translations
(10,227)
Net change in unrealized appreciation (depreciation)
(95,580,657)
NET REALIZED AND UNREALIZED LOSS
(95,270,587)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (92,274,395)

Polaris Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Six
Months
Ended
June 30, 2020
For the Year
Ended
December 31, 2019
OPERATIONS
Net investment income $ 2,996,192 $ 10,625,040
Net realized gain 310,070 6,694,842
Net change in unrealized appreciation (depreciation) (95,580,657) 74,850,623
Increase (Decrease) in Net Assets Resulting from Operations
(92,274,395) 92,170,505
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (16,913,601)
CAPITAL SHARE TRANSACTIONS
Sale of shares 41,932,082 32,560,718
Reinvestment of distributions – 15,585,854
Redemption of shares
(68,360,972) (76,691,213)
Redemption fees
11,729 8,300
Decrease in Net Assets from Capital Share Transactions
(26,417,161) (28,536,341)
Increase (Decrease) in Net Assets
(118,691,556) 46,720,563
NET ASSETS
Beginning of Period
468,881,841 422,161,278
End of Period
$ 350,190,285 $ 468,881,841
SHARE TRANSACTIONS
Sale of shares 1,929,737 1,242,993
Reinvestment of distributions – 559,936
Redemption of shares
(3,249,665) (2,917,239)
Decrease in Shares
(1,319,928) (1,114,310)

Polaris Global Value Fund
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
June 30, 2020
For the Years Ended December 31,
2019 2018 2017 2016 2015
NET ASSET VALUE, Beginning of Period
$ 27.72 $ 23.41 $ 27.71 $ 23.32 $ 21.16 $ 21.10
INVESTMENT OPERATIONS
Net investment income (a) 0.18 0.62 0.47 0.37 0.32 0.33
Net realized and unrealized gain (loss)
(5.45) 4.72 (3.97) 4.43 2.15 0.00(b)(c)
Total from Investment Operations
(5.27) 5.34 (3.50) 4.80 2.47 0.33
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.68) (0.77) (0.41) (0.31) (0.27)
Net realized gain
– (0.35) (0.03) – – –
Total Distributions to Shareholders
– (1.03) (0.80) (0.41) (0.31) (0.27)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Period
$ 22.45 $ 27.72 $ 23.41 $ 27.71 $ 23.32 $ 21.16
TOTAL RETURN
(19.01)%(d) 22.79% (12.66)% 20.61% 11.67% 1.55%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 350,190 $ 468,882 $ 422,161 $ 544,750 $ 382,336 $ 358,793
Ratios to Average Net Assets:
Net investment income 1.59%(e) 2.35% 1.74% 1.45% 1.48% 1.52%
Net expenses 0.99%(e) 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (f) 1.24%(e) 1.23% 1.23% 1.24% 1.27% 1.27%
PORTFOLIO TURNOVER RATE 23%(d) 10% 22% 48% 33% 5%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2020
Organization
The Polaris Global Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the
Fund’s shares of beneficial interest without par value. The Fund commenced operations June 1, 1998 after it acquired the net assets of Global Value Limited Partnership (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations on July 31, 1989. The Fund seeks capital appreciation.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”)
if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation
Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2020
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2020, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2020
the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30,
2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2020
Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of June 30, 2020, the Fund had $1,917,050 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Fees and Expenses
Investment Adviser – Polaris Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services)
(“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust
($41,000 for the Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and
Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.
Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit annual operating expenses to
0.99% (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses), through April 30, 2021. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended June 30, 2020 , fees waived were as follows:

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2020
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2020, were $87,646,077 and $107,168,144, respectively.
Federal Income Tax
As of June 30, 2020, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized depreciation were as follows:
As of December 31, 2019, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to passive foreign investment company transactions and wash sales.
Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund's investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Investment Adviser Fees
Waived Other Waivers Total Fees Waived
$ 458,412 $ 24,402 $ 482,814
Gross Unrealized Appreciation $ 32,956,805
Gross Unrealized Depreciation (66,583,710)
Net Unrealized Depreciation $ (33,626,905)
Undistributed Ordinary Income
$ 324,240
Undistributed Long-Term Gain
1,651,566
Unrealized Appreciation
60,951,485
Total
$ 62,927,291

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2020
Investment Advisory Agreement Approval
At the March 26, 2020 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory
Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator, Apex Fund Services.
During its deliberations, the Board received an oral presentation from the Adviser, and was advised by Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the
Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund’s investors to share in the benefits of economies of scale;
and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from a senior representative of the Adviser, and a discussion with the
Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers at the Adviser with principal responsibility for the Fund’s investments as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Fund, and that the firm has the operational capability and necessary staffing and experience to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory
Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the performance of the Fund compared to its primary benchmark index, the MSCI World Index. The Board observed that the
Fund underperformed the MSCI World Index for the one-, three-, and five-year periods ended December 31, 2019, and outperformed the primary benchmark index for the 10- and 20-year periods ended December 31, 2019, and for the period since the Fund’s inception on July 31, 1989. The Board noted the Adviser’s representation that the Fund’s short-term

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2020
underperformance relative to the primary benchmark could be attributed, in part, to the Fund’s underweight exposure to the
U.S. market, which continued to outperform most non-U.S. markets.
The Board also observed the Fund’s performance relative to an independent peer group identified by Broadridge Financial
Solutions, Inc. (“Broadridge”) as having characteristics similar to those of the Fund. The Board observed that, based on the information provided by Broadridge, the Fund outperformed the median of its Broadridge peers for the one-, three-, and five-year periods ended December 31, 2019. The Board noted the Adviser’s representation that the Fund’s outperformance relative to the Broadridge peers could be attributed, at least in part, to the Fund’s exposure to the Financials sector, which outpaced other market sectors during the periods under review. In consideration of the Adviser’s investment strategy and the foregoing performance information, among other considerations, the Board determined that the Fund could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund’s Broadridge peer group. The Board noted
that the Adviser’s actual advisory fee rate represented the median of the Broadridge peer group and the Fund’s actual total expense ratio was lower than the median of the Fund’s Broadridge peers. The Board further noted that the Adviser was currently waiving a portion of its advisory fee in an effort to keep the Fund’s expenses at levels believed by the Adviser to be attractive to investors. Based on the foregoing and other applicable considerations, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Costs of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund as well as the Adviser’s discussion of costs and profitability of its Fund activities. The Board noted the Adviser’s representation that the Adviser does not maintain separately identifiable profit and loss data specific to the Fund but that the Adviser believed that its compensation was reasonable, including relative to the Adviser’s other clients, and that it incurs additional expenses for regulatory and compliance obligations for its Fund activities compared to the expenses attributable to the Adviser’s other management activities. In addition, the Board noted the contractual expense cap in place for the Fund and the Adviser’s reimbursements. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board reviewed relevant materials, and discussed with the Adviser whether the use of breakpoints would be appropriate at this time. The
Board also received representations from the Adviser that it had not identified any material economies of scale that would warrant breakpoints, particularly in light of the Adviser’s ongoing expenses in managing the Fund and the Adviser’s current

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2020
fee and expense cap arrangements. The Board concluded that economies of scale were not a material consideration in approving the Advisory Agreement.
Other Benefits
The Board considered the Adviser’s representation that, aside from its contractual advisory fees, it does not directly benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the contractual fee under the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at
www.polarisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at www.polarisfunds.com, and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
January 1, 2020 through June 30, 2020.

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2020
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees were included, your costs would have been higher.
Beginning
Account Value
January 1, 2020
Ending
Account Value
June 30, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 809.88 $ 4.45 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.94 $ 4.97 0.99%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 366 to reflect the half-year period.

Semi-Annual
Report
JUNE 30, 2020
(Unaudited)
INVESTMENT ADVISER
Polaris Capital Management, LLC
121 High Street
Boston, MA 02110-2475
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
This report is submitted for the general information
of the shareholders of the Fund. It is not authorized
for distribution to prospective investors unless
preceded or accompanied by an effective prospectus,
which includes information regarding the Fund’s
risks, objectives, fees and expenses, experience of its
management and other information.
225-SAR-0630

BEEHX
Semi-Annual Report
June 30, 2020 (Unaudited)

Table of Contents
The views expressed in this report are those of the investment advisor of The BeeHive Fund (the “Fund”) as of June 30, 2020,
and may not reflect its views on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. The Fund is subject to various forms of risk, including the possible loss of principal. Investing in foreign securities entails risks not associated with domestic equities, including economic and political instability and currency fluctuations. Investing in fixed income securities includes the risk that rising interest rates will cause a decline in values. Focused investments in particular industries or market sectors can entail increased volatility and greater market risk than is the case with more broadly diversified investments.
Investments in securities of small and mid-capitalization companies involve the possibility of greater volatility than investments in larger capitalization companies. Investments in American Depositary Receipts involve many of the same risks as investing in foreign securities.
A Message to Our Shareholders 1
Schedule of Investments 3
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 8
Additional Information 11

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2020
1
Dear Shareholders,
How quickly the world seems to change. At least as defined by financial markets. A quick recap of the first six months of 2020: The
S&P 500 reached an all-time high on February 19, then dropped 34% over the next 33 days before reversing course and climbing an astonishing 45% over the subsequent 77 days. Meanwhile, the yield on the 10-year U.S. Treasury Note fell from nearly 2% at year-
end to 0.50% on March 9, more than doubled to 1.25% only nine days later, and then settled in at 0.65% at quarter-end. Happily,
The BeeHive Fund benefited from rebounding equity markets with solid double-digit gains of 16.34% in the second quarter. Yet, these gyrations add fuel to the fire of global anxiety created by Covid-19.
The biggest question on the minds of investors today is: Why have stock prices recovered virtually all of their losses while economic activity is sharply lower? Theories abound. Most start with an assessment of the bond market and confidence in the willingness and ability of the Federal Reserve (the “Fed”) (as well as other global central bankers) to maintain a sustained period of near-zero interest rates. Chairman Powell has assured the market that the Fed “will not run out of ammunition” and will continue supplying liquidity “for as long as it takes”. Many share the view that ultra-low rates will continue to induce investors toward stocks and justify higher valuations. This phenomenon even has a catchy name: TINA – There Is No Alternative.
Some observers also point to the swelling ranks of amateur day traders and other signs of irrational exuberance. We acknowledge both, but hard numbers suggest that there must be something more at work.
We believe that the sheer speed of the market rebound suggests that investors are taking economic recovery for granted and drawing conclusions from studying previous recessions. Historically, recessions play the same role as natural forest fires, clearing out dead wood and allowing new growth to flourish. Excesses built up in an overheated economy are expunged; unstable competitors vanish through bankruptcy, and surviving companies reduce costs. All of this leads to higher levels of profitability for surviving entities as the cycle improves.
To justify current valuations of many companies, we think investors must be counting on an increased level of profits in addition to a low interest rate, inflation free environment in a swiftly approaching post-pandemic world. While this might be correct, in our view there is little room for error. There are simply too many questions that are too difficult to answer. At this juncture, we prefer a healthy dose of skepticism to optimistic rationalization. We are a bit more Harry Truman (“show me”) than Warren Harding (“return to normalcy”).
To start, we do not believe this is a “normal” recession. The current duress is a global phenomenon caused by disease and wide-
reaching government policy rather than the usual excesses of previous cycles. Forecasting is far more challenging. Predicting the course of the pandemic has strained even the “experts”, and investors should not try to become overnight epidemiologists. There is a list of significant questions that do not yet have firm answers:
When will there be a widely available effective vaccine or treatment?
With cases rising and policy responses varying from state to state, how will consumers react?
How long will it take businesses to resume normal or close to normal activity?
How many laid off or furloughed workers will be rehired?
If stocks were cheap, as they were very briefly in March, we might be more sanguine. Given elevated valuations and because the answers to these questions require significant guesswork, we continue to take a cautious approach to security selection for the Fund.
We strongly believe that the right stocks will be attractive long-term investments. That said, we have slightly greater than average level of cash in the portfolio to both provide a cushion and to allow us to pick up bargains should opportunities present themselves.
Portfolio adjustments have been made to increase the overall quality of your Fund’s holdings and to reduce exposure to companies that depend on robust economic growth. As we noted in our first quarter commentary, market turmoil allowed us to make new or add-
on investments in what we consider to be very good companies at attractive valuations. We believe that all of the Fund’s holdings continue to be in sound financial condition and well-positioned to survive even the most challenging environment. Needless to say, we are monitoring each very closely.

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2020
2
We are also keeping a close eye on the Fed. The feverish pace at which it continues to operate is affecting all markets, and its actions will reshape the fixed income environment for the better half of the next decade. To date, the Fed has created an environment that is investor and company friendly. Liquidity is robust, and companies will likely be able to refinance their short-term liabilities at record low costs. While interest rates are anchored, it may be harder to invest proceeds in the longer term. We believe investors are probably better off preparing for a low interest rate environment now rather than waiting.
Likewise, while The BeeHive Fund enjoyed a well-above historical average return, our cautious approach did not quite keep pace with the extraordinary rebound in broad benchmarks. Given the unprecedented level of uncertainty, we feel that sticking to high quality assets is the most prudent way to steward your capital. Now is the time to measure risk carefully and concentrate on investments that have the best chance of success, while enjoying better than average defensive characteristics. While we continue to be long-range optimists, you can count on us to closely monitor the current environment with safety foremost in mind.
Regards,
Spears Abacus

The BeeHive Fund
SCHEDULE OF INVESTMENTS
June 30, 2020
3
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table are U.S. Treasury Securities and a Money Market Fund.
Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 92.1%
Consumer Discretionary - 14.6%
14,550 Alibaba Group Holding, Ltd., ADR
(a)
$ 3,138,435
35,760 Aptiv PLC 2,786,419
98,520 Comcast Corp., Class A 3,840,310
62,110 General Motors Co. 1,571,383
108,720 Prosus NV, ADR
(a)
2,022,192
56,513 Restaurant Brands International, Inc. 3,087,305
13,930 Whirlpool Corp. 1,804,353
18,250,397
Consumer Staples - 7.8%
81,940 Mondelez International, Inc., Class A 4,189,592
49,750 Nestle SA, ADR 5,494,390
9,683,982
Financials - 9.7%
11,720 Berkshire Hathaway, Inc., Class B
(a)
2,092,137
36,970 Chubb, Ltd. 4,681,141
26,320 Intercontinental Exchange, Inc. 2,410,912
31,610 JPMorgan Chase & Co. 2,973,237
12,157,427
Health Care - 10.7%
15,555 Becton Dickinson and Co. 3,721,845
17,055 Gilead Sciences, Inc. 1,312,212
23,010 Thermo Fisher Scientific, Inc. 8,337,443
13,371,500
Industrials - 9.3%
61,030 Berry Global Group, Inc.
(a)
2,704,849
106,770 BrightView Holdings, Inc.
(a)
1,195,824
43,600 Danaher Corp. 7,709,788
11,610,461
Materials - 7.9%
81,370 Ball Corp. 5,654,401
63,950 Crown Holdings, Inc.
(a)
4,165,064
9,819,465
Real Estate - 2.1%
28,530 Prologis, Inc. REIT 2,662,705
Software & Services - 24.7%
3,082 Alphabet, Inc., Class A
(a)
4,370,430
2,251 Alphabet, Inc., Class C
(a)
3,182,036
87,110 CDK Global, Inc. 3,608,096
22,730 Fiserv, Inc.
(a)
2,218,903
57,755 Microsoft Corp. 11,753,720
104,780 Oracle Corp. 5,791,191
30,924,376
Technology Hardware & Equipment - 5.3%
18,050 Apple, Inc. 6,584,640
Total Common Stock (Cost $59,101,876) 115,064,953
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 1.6%
U.S. Treasury Securities - 1.6%
$2,000,000 U.S. Treasury
Bill
(b)
(Cost
$1,996,940) 1.54%  08/06/20 1,999,765
Shares Security Description Value
Money Market Fund - 6.3%
7,887,955 Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares,
2.15%
(c)
(Cost $7,887,995) 7,887,955
Investments, at value - 100.0% (Cost $68,986,771) $ 124,952,673
Other Assets & Liabilities, Net - 0.0% 18,692
Net Assets - 100.0% $ 124,971,365
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Zero coupon bond. Interest rate presented is yield to maturity.
(c)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 115,064,953
Level 2 - Other Significant Observable Inputs 9,887,720
Level 3 - Significant Unobservable Inputs –
Total $ 124,952,673
PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary 14.6%
Consumer Staples 7.8%
Financials 9.7%
Health Care 10.7%
Industrials 9.3%
Materials 7.9%
Real Estate 2.1%
Software & Services 24.7%
Technology Hardware & Equipment 5.3%
U.S. Government & Agency Obligations 1.6%
Money Market Fund 6.3%
100.0%

The BeeHive Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020
4
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $68,986,771) $ 124,952,673
Cash 24,979
Receivables:
Fund shares sold 3,866
Dividends 88,622
Prepaid expenses 10,100
Total Assets
125,080,240
LIABILITIES
Accrued Liabilities:
Investment Advisor fees 74,183
Trustees’ fees and expenses 31
Fund services fees 15,281
Other expenses 19,380
Total Liabilities
108,875
NET ASSETS
$ 124,971,365
COMPONENTS OF NET ASSETS
Paid-in capital $ 71,672,318
Distributable earnings 53,299,047
NET ASSETS
$ 124,971,365
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 7,836,249
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 15.95

The BeeHive Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2020
5
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $30,949) $ 967,334
Interest income 12,325
Total Investment Income
979,659
EXPENSES
Investment advisor fees 461,738
Fund services fees 93,439
Custodian fees 6,160
Registration fees 4,300
Professional fees 23,935
Trustees' fees and expenses 3,468
Other expenses 17,160
Total Expenses 610,200
Fees waived and expenses reimbursed
(5,572)
Net Expenses
604,628
NET INVESTMENT INCOME
375,031
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (2,970,608)
Net change in unrealized appreciation (depreciation) on investments
(5,988,759)
NET REALIZED AND UNREALIZED LOSS
(8,959,367)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (8,584,336)

The BeeHive Fund
STATEMENTS OF CHANGES IN NET ASSETS
6
See Notes to Financial Statements.
For the Six
Months
Ended
June 30, 2020
For the Year
Ended
December 31, 2019
OPERATIONS
Net investment income $ 375,031 $ 1,856,214
Net realized gain (loss) (2,970,608) 4,037,210
Net change in unrealized appreciation (depreciation) (5,988,759) 31,168,173
Increase (Decrease) in Net Assets Resulting from Operations
(8,584,336) 37,061,597
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (6,428,176)
CAPITAL SHARE TRANSACTIONS
Sale of shares 1,748,421 1,995,129
Reinvestment of distributions – 6,253,232
Redemption of shares
(2,607,693) (9,872,543)
Decrease in Net Assets from Capital Share Transactions
(859,272) (1,624,182)
Increase (Decrease) in Net Assets
(9,443,608) 29,009,239
NET ASSETS
Beginning of Period
134,414,973 105,405,734
End of Period
$ 124,971,365 $ 134,414,973
SHARE TRANSACTIONS
Sale of shares 103,163 130,793
Reinvestment of distributions – 369,229
Redemption of shares
(172,866) (642,004)
Decrease in Shares
(69,703) (141,982)

The BeeHive Fund
FINANCIAL HIGHLIGHTS
7
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
June 30, 2020
For the Years Ended December 31,
2019 2018 2017 2016 2015
NET ASSET VALUE, Beginning of
Period
$ 17.00 $ 13.10 $ 15.23 $ 14.26 $ 13.64 $ 14.13
INVESTMENT OPERATIONS
Net investment income (a) 0.05 0.24 0.13 0.10 0.13 0.08
Net realized and unrealized gain
(loss)
(1.10) 4.50 (1.79) 1.48 0.70 (0.28)
Total from Investment Operations
(1.05) 4.74 (1.66) 1.58 0.83 (0.20)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.24) (0.13) (0.09) (0.13) (0.08)
Net realized gain
– (0.60) (0.34) (0.52) (0.08) (0.21)
Total Distributions to Shareholders
– (0.84) (0.47) (0.61) (0.21) (0.29)
NET ASSET VALUE, End of
Period
$ 15.95 $ 17.00 $ 13.10 $ 15.23 $ 14.26 $ 13.64
TOTAL RETURN
(6.18)%(b) 36.28% (10.98)% 11.07% 6.11% (1.42)%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 124,971 $ 134,415 $ 105,406 $ 130,876 $ 117,849 $ 113,313
Ratios to Average Net Assets:
Net investment income 0.61%(c) 1.49% 0.84% 0.64% 0.99% 0.57%
Net expenses 0.98%(c) 0.98% 0.99% 0.99%(d) 0.99% 0.99%(d)
Gross expenses 0.99%(c)(e) 0.98%(e) 0.99%(e) 0.99% 1.00%(e) 0.98%
PORTFOLIO TURNOVER RATE 15%(b) 10% 10% 14% 15% 17%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Ratio includes waivers and previously waived investment advisory fees recovered.  The impact of the recovered fees may cause a higher net expense ratio.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2020
8
Organization
The BeeHive Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on September 2, 2008. The Fund seeks capital appreciation.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if
(1) market quotations are not readily available or (2) the Advisor, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2020
9
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2020, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Fees and Expenses
Investment Advisor – Spears Abacus Advisors LLC (the “Advisor”) is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates. The Fund has adopted a distribution plan in accordance with Rule 12b-1 of the Act. The Fund may pay the Distributor and/or any other entity as authorized by the Board a fee up to 0.25% of the Fund’s average daily net assets.
The Fund has suspended payments under its Rule 12b-1 plan until further notice and has not paid any distribution fees to date. The
Fund may remove the suspension and make payments under the Rule 12b-1 plan at any time, subject to Board approval.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2020
10
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special
Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit total annual Fund operating expenses after fee waiver and/or expense reimbursement (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses)
to 0.99% through April 30, 2021.
The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense
Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the total annual
Fund operating expenses after fee waiver and/or expense reimbursement of the Fund (after giving effect to the recouped amount)
to exceed the lesser of (i) the then-current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/
reimbursed. As of June 30, 2020 , $7,560 is subject to recapture by the Advisor.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2020 totaled $17,562,724 and $25,032,624, respectively.
Federal Income Tax
As of June 30, 2020, cost for federal income tax purpose is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
As of December 31, 2019, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales.
For tax purposes, the prior year post-October loss was $ 39,342 (realized during the period January 1, 2019 through December 31,
2019 ). This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, January 1, 2020.
Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund's investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Gross Unrealized Appreciation
$ 58,199,886
Gross Unrealized Depreciation
(2,233,984)
Net Unrealized Appreciation
$ 55,965,902
Capital and Other Losses
$ (39,342)
Net Unrealized Appreciation
61,922,725
Total
$ 61,883,383

The BeeHive Fund
ADDITIONAL INFORMATION
June 30, 2020
11
Shareholder Proxy Vote
At a special meeting of shareholders held on August 30, 2019, shares were voted as follows on the proposal presented to shareholders:
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (866) 684-4915 and on the U.S. Securities and Exchange
Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (866) 684-4915 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January
1, 2020 through June 30, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Matter For Against Abstain
To approve an investment advisory agreement
between Forum Funds, on behalf of The Bee-
Hive Fund, and Spears Abacus Advisors LLC.
5,849,120.349 (100%) 0 0
Beginning
Account Value
January 1, 2020
Ending
Account Value
June 30, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 938.24 $ 4.72 0.98%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.99 $ 4.92 0.98%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 366 to reflect the half-year period.

THE BEEHIVE FUND
P.O Box 588
Portland, Maine 04112
(866) 684-4915 (toll free)
The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, Maine 04101
www.foreside.com
237-SAR-0620

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 24, 2020

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 24, 2020